K&L Gates LLP

One Lincoln Street

Boston, MA 02111

March 11, 2011

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Salient Absolute Return Fund
Post-Effective Amendment No. 1 to Registration Statement on Form N-2
(333-164750; 811-22388)
Salient Absolute Return Institutional Fund
Post-Effective Amendment No. 1 to Registration Statement on Form N-2
(333-164751; 811-22389)

To Whom It May Concern:

Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, on behalf of each of the above captioned funds (the “Registrants” and each a “Registrant”) is a Registration Statement on Form N-2 (the “Registration Statements”). The filings represent the annual update for each Registrant. Registrants are two feeder funds that invest in the same master fund.

The Registration Statements transmitted electronically with this letter contain certain changes to which the Registrants would like to draw your attention. First, the Registrants are proposing to change their names from Salient Absolute Return Fund and Salient Absolute Return Institutional Fund to 40 Fund and 40 Fund Institutional, respectively. The Registration Statements include a brief explanation of the new names (see “POTENTIAL BENEFITS OF INVESTING IN THE FUNDS”). Additionally, although the Registrants have not changed their investment objective, the description has been altered to remove express references to the term “absolute return.” In conjunction therewith, the description of underlying fund investment strategies and styles used to achieve the objective has been updated (see “INVESTMENT OBJECTIVE” and “INVESTMENT STRATEGIES”).

To facilitate your review, at your request we can send to you under separate cover marked versions of the prospectus and statement of additional information showing changes from the current offering documents.

Thank you for your attention to these filings. Please direct any questions to the undersigned at (617) 261-3231.

Sincerely,

/s/ George J. Zornada
George J. Zornada